JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)

EXCHANGE-TRADED FUNDS — 76.4%
Fixed Income — 22.3%
iShares 7-10 Year Treasury Bond ETF	146		13,967
Vanguard Total International Bond ETF	1,334		63,650

Total Fixed Income			77,617

International Equity — 13.3%
iShares MSCI EAFE ETF	47		2,624
JPMorgan BetaBuilders Canada ETF (a)	139		7,419
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (a)	150		6,349
JPMorgan BetaBuilders Europe ETF (a)	542		21,828
JPMorgan BetaBuilders Japan ETF (a)	197		8,052

Total International Equity			46,272

U.S. Equity — 40.8%
iShares Core S&P 500 ETF	373		133,847
SPDR S&P 500 ETF Trust	24		8,394

Total U.S. Equity			142,241

TOTAL EXCHANGE-TRADED FUNDS (Cost $252,666)			266,130

INVESTMENT COMPANIES — 20.1%
Alternative Assets — 4.5%
Blackstone Alternative Multi-Strategy Fund Class Y Shares *	554		5,448
Lumyna-Marshall Wace Ucits SICAV-Lumyna-MW Tops Ucits Fund (Luxembourg) *	32		6,875
Neuberger Berman Long Short Fund Class Institutional Shares *	214		3,460

Total Alternative Assets			15,783

Fixed Income — 14.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,793		28,126
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	520		3,686
JPMorgan High Yield Fund Class R6 Shares (a)	1,227		7,399
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	339		3,536
Lord Abbett Short Duration Income Fund Class F3 Shares	2,056		7,897

Total Fixed Income			50,644

U.S. Equity — 1.0%
BlackRock Event Driven Equity Fund Class Institutional Shares *	366		3,565

TOTAL INVESTMENT COMPANIES (Cost $72,119)			69,992

COMMON STOCKS — 2.3%
Aerospace & Defense — 0.0% (b)
Airbus SE (France)	1		55
MTU Aero Engines AG (Germany)	–	(c)	16
Safran SA (France)	1		97

			168

Air Freight & Logistics — 0.0% (b)
DSV A/S (Denmark)	–	(c)	28

Airlines — 0.0% (b)
Ryanair Holdings plc, ADR (Ireland) *	–	(c)	6

Auto Components — 0.0% (b)
Autoliv, Inc., SDR (Sweden)	–	(c)	17
Denso Corp. (Japan)	–	(c)	18
Magna International, Inc. (Canada)	1		31
Stanley Electric Co. Ltd. (Japan)	1		11
Sumitomo Rubber Industries Ltd. (Japan)	1		6

			83

Automobiles — 0.0% (b)
Dr. Ing hc F Porsche AG (Preference) (Germany) *	–	(c)	23
Honda Motor Co. Ltd. (Japan)	–	(c)	9
Suzuki Motor Corp. (Japan)	1		19
Toyota Motor Corp. (Japan)	5		61

			112

Banks — 0.1%
Australia & New Zealand Banking Group Ltd. (Australia)	1		21
BNP Paribas SA (France)	1		23
Close Brothers Group plc (United Kingdom)	1		6
DBS Group Holdings Ltd. (Singapore)	3		79
DNB Bank ASA (Norway)	5		76
Erste Group Bank AG (Austria)	–	(c)	9
HDFC Bank Ltd., ADR (India)	1		47
ING Groep NV (Netherlands)	6		50
Intesa Sanpaolo SpA (Italy)	8		13
Lloyds Banking Group plc (United Kingdom)	45		20
Mitsubishi UFJ Financial Group, Inc. (Japan)	5		20
National Bank of Canada (Canada)	1		46
Standard Chartered plc (United Kingdom)	2		13
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		14
Svenska Handelsbanken AB, Class A (Sweden)	3		29
UniCredit SpA (Italy)	–	(c)	5
United Overseas Bank Ltd. (Singapore)	2		34

			505

Beverages — 0.1%
Anheuser-Busch InBev SA/NV (Belgium)	1		49
Carlsberg A/S, Class B (Denmark)	1		70
Diageo plc (United Kingdom)	1		50
Kirin Holdings Co. Ltd. (Japan)	1		17
Pernod Ricard SA (France)	–	(c)	33

			219

Biotechnology — 0.0% (b)
BeiGene Ltd., ADR (China) *	–	(c)	28
Genmab A/S (Denmark) *	–	(c)	83

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Innovent Biologics, Inc. (China) * (d)	3		8

			119

Building Products — 0.0% (b)
Assa Abloy AB, Class B (Sweden)	1		11
Daikin Industries Ltd. (Japan)	–	(c)	24

			35

Capital Markets — 0.1%
Bridgepoint Group plc (United Kingdom) (d)	3		7
Deutsche Boerse AG (Germany)	–	(c)	15
Euronext NV (Netherlands) (d)	1		38
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1		20
Julius Baer Group Ltd. (Switzerland)	1		25
London Stock Exchange Group plc (United Kingdom)	1		102
Macquarie Group Ltd. (Australia)	–	(c)	20
Partners Group Holding AG (Switzerland)	–	(c)	10
XP, Inc., Class A (Brazil) *	1		12

			249

Chemicals — 0.1%
Air Liquide SA (France)	1		66
Akzo Nobel NV (Netherlands)	–	(c)	22
Asahi Kasei Corp. (Japan)	6		39
BASF SE (Germany)	–	(c)	18
Covestro AG (Germany) (d)	–	(c)	14
Givaudan SA (Registered) (Switzerland)	–	(c)	45
Johnson Matthey plc (United Kingdom)	1		20
Kansai Paint Co. Ltd. (Japan)	–	(c)	7
Shin-Etsu Chemical Co. Ltd. (Japan)	1		50
Sika AG (Registered) (Switzerland)	–	(c)	24
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	–	(c)	17
Tosoh Corp. (Japan)	–	(c)	3
Umicore SA (Belgium)	–	(c)	15

			340

Communications Equipment — 0.0% (b)
Nokia OYJ (Finland)	4		17
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	6		32

			49

Containers & Packaging — 0.0% (b)
Amcor plc, CHDI	2		16

Diversified Financial Services — 0.0% (b)
Challenger Ltd. (Australia)	3		10
Element Fleet Management Corp. (Canada)	3		39
Housing Development Finance Corp. Ltd. (India)	1		24
Mitsubishi HC Capital, Inc. (Japan)	3		11

			84

Diversified Telecommunication Services — 0.1%
BT Group plc (United Kingdom)	7		10
Koninklijke KPN NV (Netherlands)	13		34
KT Corp. (South Korea)	1		15
Nippon Telegraph & Telephone Corp. (Japan)	5		129

			188

Electric Utilities — 0.0% (b)
Enel SpA (Italy)	5		20
Iberdrola SA (Spain)	5		47
Orsted A/S (Denmark) (d)	–	(c)	15

			82

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	4		98
Legrand SA (France)	–	(c)	27
Mitsubishi Electric Corp. (Japan)	4		34
Nidec Corp. (Japan)	–	(c)	20
Prysmian SpA (Italy)	1		28

			207

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	2		99
Keyence Corp. (Japan)	–	(c)	62
Murata Manufacturing Co. Ltd. (Japan)	1		28
Omron Corp. (Japan)	–	(c)	14

			203

Energy Equipment & Services — 0.0% (b)
Worley Ltd. (Australia)	3		25

Entertainment — 0.0% (b)
NetEase, Inc. (China)	1		12

Equity Real Estate Investment Trusts (REITs) — 0.0% (b)
Great Portland Estates plc (United Kingdom)	3		13
Scentre Group (Australia)	10		16

			29

Food & Staples Retailing — 0.0% (b)
Seven & i Holdings Co. Ltd. (Japan)	1		45
Welcia Holdings Co. Ltd. (Japan)	–	(c)	8

			53

Food Products — 0.1%
Barry Callebaut AG (Registered) (Switzerland)	–	(c)	21
Danone SA (France)	1		29
Nestle SA (Registered)	2		229
Wilmar International Ltd. (China)	13		34

			313

Gas Utilities — 0.0% (b)
Beijing Enterprises Holdings Ltd. (China)	3		8

Health Care Equipment & Supplies — 0.0% (b)
Alcon, Inc. (Switzerland)	–	(c)	12
Asahi Intecc Co. Ltd. (Japan)	–	(c)	5
Elekta AB, Class B (Sweden)	3		13
Hoya Corp. (Japan)	–	(c)	18
Koninklijke Philips NV (Netherlands)	1		22
Siemens Healthineers AG (Germany) (d)	1		30
Straumann Holding AG (Registered) (Switzerland)	–	(c)	34
Terumo Corp. (Japan)	1		15

			149

Health Care Providers & Services — 0.0% (b)
Fresenius SE & Co. KGaA (Germany)	1		20

Hotels, Restaurants & Leisure — 0.0% (b)
Compass Group plc (United Kingdom)	2		41

Household Durables — 0.0% (b)
Panasonic Holdings Corp. (Japan)	3		22
Persimmon plc (United Kingdom)	1		14
Sony Group Corp. (Japan)	1		32

			68

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Household Products — 0.0% (b)
Reckitt Benckiser Group plc (United Kingdom)	1		45
Unicharm Corp. (Japan)	1		24

			69

Independent Power and Renewable Electricity Producers — 0.0% (b)
Electric Power Development Co. Ltd. (Japan)	1		14

Industrial Conglomerates — 0.0% (b)
DCC plc (United Kingdom)	–	(c)	17
Hitachi Ltd. (Japan)	–	(c)	9
Jardine Matheson Holdings Ltd. (Hong Kong)	1		25
Melrose Industries plc (United Kingdom)	17		19
Siemens AG (Registered) (Germany)	1		80

			150

Insurance — 0.3%
AIA Group Ltd. (Hong Kong)	13		111
Aon plc, Class A	–	(c)	27
AXA SA (France)	3		61
Definity Financial Corp. (Canada)	–	(c)	8
Direct Line Insurance Group plc (United Kingdom)	5		10
Manulife Financial Corp. (Canada)	1		22
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	–	(c)	67
PICC Property & Casualty Co. Ltd., Class H (China)	24		25
Ping An Insurance Group Co. of China Ltd., Class H (China)	2		10
Sampo OYJ, Class A (Finland)	1		44
Storebrand ASA (Norway)	4		27
Sun Life Financial, Inc. (Canada)	1		43
Tokio Marine Holdings, Inc. (Japan)	2		43
Zurich Insurance Group AG (Switzerland)	–	(c)	45

			543

Interactive Media & Services — 0.0% (b)
Adevinta ASA (France) *	–	(c)	3
NAVER Corp. (South Korea)	–	(c)	13
Tencent Holdings Ltd. (China)	1		45
Z Holdings Corp. (Japan)	5		14

			75

Internet & Direct Marketing Retail — 0.0% (b)
Alibaba Group Holding Ltd., ADR (China) *	–	(c)	5
ASOS plc (United Kingdom) *	1		5
MercadoLibre, Inc. (Brazil) *	–	(c)	38
Zalando SE (Germany) * (d)	1		11

			59

IT Services — 0.1%
Adyen NV (Netherlands) * (d)	–	(c)	19
Amadeus IT Group SA (Spain) *	1		33
Fujitsu Ltd. (Japan)	–	(c)	22
NTT Data Corp. (Japan)	3		44
Obic Co. Ltd. (Japan)	–	(c)	46
Reply SpA (Italy)	–	(c)	7
Shopify, Inc., Class A (Canada) *	–	(c)	8
Worldline SA (France) * (d)	–	(c)	14

			193

Life Sciences Tools & Services — 0.0% (b)
Evotec SE (Germany) *	1		9
Sartorius AG (Preference) (Germany)	–	(c)	21

			30

Machinery — 0.0% (b)
Epiroc AB, Class A (Sweden)	2		24
KION Group AG (Germany)	–	(c)	9
SMC Corp. (Japan)	–	(c)	53
SMC Corp., ADR (Japan)	1		11
THK Co. Ltd. (Japan)	1		10

			107

Media — 0.0% (b)
CyberAgent, Inc. (Japan)	3		21
Stroeer SE & Co. KGaA (Germany)	–	(c)	9
Viaplay Group AB, Class B (Sweden) *	–	(c)	6
WPP plc (United Kingdom)	3		28

			64

Metals & Mining — 0.1%
Antofagasta plc (Chile)	2		22
BHP Group Ltd. (Australia)	2		49
BHP Group Ltd. (Australia)	1		13
IGO Ltd. (Australia)	7		62
Rio Tinto Ltd. (Australia)	–	(c)	10
South32 Ltd. (Australia)	8		19

			175

Multiline Retail — 0.0% (b)
B&M European Value Retail SA (United Kingdom)	4		13
Next plc (United Kingdom)	–	(c)	19

			32

Multi-Utilities — 0.0% (b)
Engie SA (France)	7		78
National Grid plc (United Kingdom)	3		29

			107

Oil, Gas & Consumable Fuels — 0.1%
BP plc (United Kingdom)	2		10
Equinor ASA (Norway)	2		72
Galp Energia SGPS SA (Portugal)	1		7
Inpex Corp. (Japan)	1		7
Shell plc, ADR (Netherlands)	1		30
TotalEnergies SE (France)	3		120
Woodside Energy Group Ltd. (Australia)	–	(c)	7

			253

Paper & Forest Products — 0.0% (b)
Stora Enso OYJ, Class R (Finland)	2		24

Personal Products — 0.1%
Haleon plc, ADR (United Kingdom) *	1		6
L’Oreal SA (France)	–	(c)	114
Pola Orbis Holdings, Inc. (Japan)	–	(c)	3
Unilever plc (United Kingdom)	2		88

			211

Pharmaceuticals — 0.3%
Astellas Pharma, Inc. (Japan)	4		52
AstraZeneca plc (United Kingdom)	1		145
AstraZeneca plc, ADR (United Kingdom)	1		62
Bayer AG (Registered) (Germany)	1		35
Daiichi Sankyo Co. Ltd. (Japan)	1		23
GSK plc, ADR	1		21
Ipsen SA (France)	–	(c)	9
Novartis AG (Registered) (Switzerland)	1		69
Novo Nordisk A/S, Class B (Denmark)	2		181

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Otsuka Holdings Co. Ltd. (Japan)	1		22
Roche Holding AG	–	(c)	112
Sanofi (France)	1		71
Shionogi & Co. Ltd. (Japan)	–	(c)	13

			815

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	–	(c)	29
Recruit Holdings Co. Ltd. (Japan)	2		49
RELX plc (United Kingdom)	2		52
TechnoPro Holdings, Inc. (Japan)	1		23
Teleperformance (France)	–	(c)	24

			177

Real Estate Management & Development — 0.0% (b)
Altus Group Ltd. (Canada)	–	(c)	9
Mitsui Fudosan Co. Ltd. (Japan)	2		38

			47

Road & Rail — 0.0% (b)
Central Japan Railway Co. (Japan)	–	(c)	23
TFI International, Inc. (Canada)	1		56

			79

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	–	(c)	164
Broadcom, Inc.	–	(c)	51
NXP Semiconductors NV (China)	–	(c)	40
Renesas Electronics Corp. (Japan) *	2		13
STMicroelectronics NV (Singapore)	2		50
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1		82
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6		80
Tokyo Electron Ltd. (Japan)	–	(c)	43

			523

Software — 0.0% (b)
Atlassian Corp. plc, Class A *	–	(c)	18
AVEVA Group plc (United Kingdom)	–	(c)	5
Dassault Systemes SE (France)	–	(c)	5
Dye & Durham Ltd. (Canada)	1		10
Nice Ltd., ADR (Israel) *	–	(c)	17
SAP SE (Germany)	1		87

			142

Specialty Retail — 0.0% (b)
Industria de Diseno Textil SA (Spain)	2		46
Kingfisher plc (United Kingdom)	12		28
Nitori Holdings Co. Ltd. (Japan)	–	(c)	18

			92

Technology Hardware, Storage & Peripherals — 0.0% (b)
Samsung Electronics Co. Ltd. (South Korea)	1		46

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	–	(c)	12
China Hongxing Sports Ltd. (China) * ‡	743		–	(c)
Cie Financiere Richemont SA (Registered) (Switzerland)	–	(c)	25
Dr. Martens plc (United Kingdom)	3		9
EssilorLuxottica SA (France)	1		104
Hermes International (France)	–	(c)	56
Kering SA (France)	–	(c)	98
LVMH Moet Hennessy Louis Vuitton SE (France)	–	(c)	51
Moncler SpA (Italy)	1		21
Samsonite International SA * (d)	6		14

			390

Tobacco — 0.0% (b)
British American Tobacco plc (United Kingdom)	2		79
Imperial Brands plc (United Kingdom)	1		15

			94

Trading Companies & Distributors — 0.0% (b)
Ashtead Group plc (United Kingdom)	1		29
Bunzl plc (United Kingdom)	1		17
Mitsubishi Corp. (Japan)	2		47
Sumitomo Corp. (Japan)	2		23

			116

Wireless Telecommunication Services — 0.0% (b)
America Movil SAB de CV, Class L, ADR (Mexico)	1		11
SoftBank Group Corp. (Japan)	–	(c)	14
Vodafone Group plc, ADR (United Kingdom)	3		29

			54

TOTAL COMMON STOCKS (Cost $6,740)			8,092

	No. of Warrants (000)

WARRANTS - 0.0% (b)
Textiles, Apparel & Luxury Goods — 0.0% (b)
Cie Financiere Richemont SA expiring 11/22/2023, price 67.00 USD (Switzerland) * (Cost $—)	1		–	(c)

	Shares (000)

SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.95% (a) (e) (Cost $5,316)	5,315		5,317

Total Investments — 100.3% (Cost $336,841)			349,531
Liabilities in Excess of Other Assets — (0.3)% (f)			(1,033)

Net Assets — 100.0%			348,498

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY AS OF SEPTEMBER 30, 2022	PERCENT OF TOTAL INVESTMENTS
United States	94.3%
Luxembourg	2.0
Others (each less than 1.0%)	2.2
Short-Term Investments	1.5

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	The rate shown is the current yield as of September 30, 2022.
(f)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Dollar values in thousands)

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is are required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the “Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—		$168	$—		$168
Air Freight & Logistics	—		28	—		28
Airlines	6		—	—		6
Auto Components	31		52	—		83
Automobiles	23		89	—		112
Banks	93		412	—		505
Beverages	—		219	—		219
Biotechnology	28		91	—		119
Building Products	—		35	—		35
Capital Markets	19		230	—		249
Chemicals	17		323	—		340
Communications Equipment	—		49	—		49
Containers & Packaging	—		16	—		16
Diversified Financial Services	39		45	—		84
Diversified Telecommunication Services	—		188	—		188
Electric Utilities	—		82	—		82
Electrical Equipment	—		207	—		207
Electronic Equipment, Instruments & Components	—		203	—		203
Energy Equipment & Services	—		25	—		25
Entertainment	—		12	—		12
Equity Real Estate Investment Trusts (REITs)	—		29	—		29
Food & Staples Retailing	—		53	—		53
Food Products	—		313	—		313
Gas Utilities	—		8	—		8
Health Care Equipment & Supplies	—		149	—		149
Health Care Providers & Services	—		20	—		20
Hotels, Restaurants & Leisure	—		41	—		41
Household Durables	—		68	—		68
Household Products	—		69	—		69
Independent Power and Renewable Electricity Producers	—		14	—		14
Industrial Conglomerates	—		150	—		150
Insurance	100		443	—		543
Interactive Media & Services	—		75	—		75
Internet & Direct Marketing Retail	43		16	—		59
IT Services	8		185	—		193
Life Sciences Tools & Services	—		30	—		30
Machinery	11		96	—		107
Media	—		64	—		64
Metals & Mining	—		175	—		175
Multiline Retail	—		32	—		32
Multi-Utilities	—		107	—		107
Oil, Gas & Consumable Fuels	30		223	—		253
Paper & Forest Products	—		24	—		24
Personal Products	6		205	—		211
Pharmaceuticals	83		732	—		815
Professional Services	—		177	—		177
Real Estate Management & Development	9		38	—		47
Road & Rail	56		23	—		79
Semiconductors & Semiconductor Equipment	173		350	—		523
Software	45		97	—		142
Specialty Retail	—		92	—		92
Technology Hardware, Storage & Peripherals	—		46	—		46
Textiles, Apparel & Luxury Goods	—		390	—	(a)	390
Tobacco	—		94	—		94
Trading Companies & Distributors	—		116	—		116
Wireless Telecommunication Services	40		14	—		54

Total Common Stocks	860		7,232	—	(a)	8,092

Exchange-Traded Funds	266,130		—	—		266,130
Investment Companies	63,117		—	—		63,117
Warrants	—	(a)	—	—		—	(a)
Short-Term Investments
Investment Companies	5,317		—	—		5,317

Total Investments in Securities	$335,424		$7,232	$—	(a)	$342,656

As of September 30, 2022, certain investments companies with a fair value of $6,875, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

(a)	Amount rounds to less than one thousand.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF(a)	$8,452	$—	$302	$59	$(790)	$7,419	139	$59	$—
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF(a)	7,156	—	—	—	(807)	6,349	150	112	—
JPMorgan BetaBuilders Europe ETF(a)	30,726	—	6,000	(1,162)	(1,736)	21,828	542	192	—
JPMorgan BetaBuilders Japan ETF(a)	8,691	—	—	—	(639)	8,052	197	—	—
JPMorgan Core Bond Fund Class R6 Shares(a)	30,197	—	600	(64)	(1,407)	28,126	2,793	224	—
JPMorgan Core Plus Bond Fund Class R6 Shares(a)	3,874	—	—	—	(188)	3,686	520	34	—
JPMorgan High Yield Fund Class R6 Shares(a)	7,546	—	—	—	(147)	7,399	1,227	119	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.95%(a)(b)	4,837	35,253	34,772	(2)	1	5,317	5,315	24	—
JPMorgan Short Duration Bond Fund Class R6 Shares(a)	4,192	—	600	(31)	(25)	3,536	339	12	—

Total	$105,671	$35,253	$42,274	$(1,200)	$(5,738)	$91,712		$776	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.